Short-Term Borrowings and Long-Term Debt (Details Textuals) In Millions, unless otherwise specified	12 Months Ended										12 Months Ended																12 Months Ended		1 Months Ended
	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2011 Unsecured loans, with weighted-average interest rate of 3.08% [Member] JPY (¥)	Mar. 31, 2010 Unsecured loans, with weighted-average interest rate of 3.08% [Member] JPY (¥)	Mar. 31, 2011 Unsecured loans, with a weighted-average interest rate of 4.40% [Member] JPY (¥)	Mar. 31, 2010 Unsecured loans, with a weighted-average interest rate of 4.40% [Member] JPY (¥)	Mar. 31, 2011 Secured call money, with weighted-average interest rate of 0.15% [Member] JPY (¥)	Mar. 31, 2010 Secured call money, with weighted-average interest rate of 0.15% [Member] JPY (¥)	Mar. 31, 2011 Secured call money, with a weighted-average interest rate of 0.11% [Member] JPY (¥)	Mar. 31, 2010 Secured call money, with a weighted-average interest rate of 0.11% [Member] JPY (¥)	Mar. 31, 2011 Unsecured loans, Due 2010 to 2020, with interest rates ranging from 0.20% to 4.50% Per annum [Member]	Mar. 31, 2011 Unsecured loans, Due 2011 to 2018, with interest rates ranging from 0.20% to 4.50% per annum [Member]	Mar. 31, 2011 Unsecured 2.04% bonds, due 2010, net of unamortized discount [Member]	Mar. 31, 2011 Unsecured 0.80% bonds, due 2010, net of unamortized discount [Member]	Mar. 31, 2011 Unsecured 1.52% bonds, due 2011, net of unamortized discount [Member]	Mar. 31, 2011 Unsecured 1.16% bonds, due 2012, net of unamortized discount [Member]	Mar. 31, 2011 Unsecured 1.52% bonds, due 2013, net of unamortized discount [Member]	Mar. 31, 2011 Unsecured 1.57% bonds, due 2015, net of unamortized discount [Member]	Mar. 31, 2011 Unsecured 1.75% bonds, due 2015, net of unamortized discount [Member]	Mar. 31, 2011 Unsecured 2.35% bonds, due 2010 [Member]	Mar. 31, 2011 Unsecured 1.17% bonds, due 2011 [Member]	Mar. 31, 2011 Unsecured 0.95% bonds, due 2012 [Member]	Mar. 31, 2011 Unsecured 1.40% bonds, due 2013 [Member]	Mar. 31, 2011 Unsecured 1.30% bonds, due 2014 [Member]	Mar. 31, 2011 Unsecured 2.00% bonds, due 2018 [Member]	Mar. 31, 2011 Unsecured 2.07% bonds, due 2019 [Member]	Mar. 31, 2011 Capital lease obligations, Due 2010 to 2021 with interest rates ranging from 0.01% to 7.77% per annum [Member]	Mar. 31, 2011 Capital lease obligations, Due 2011 to 2021 with interest rates ranging from 0.03% to 9.09% per annum [Member]	Jun. 30, 2009 Syndicated loans [Member] JPY (¥)	Jun. 30, 2009 Unsecured long-term bank loan [Member] USD ($)
Short-Term Borrowings and Long-Term Debt (Additional Textuals) [Abstract]
Debt weighted average interest rate			3.08%		4.40%		0.15%		0.11%				2.04%	0.80%	1.52%	1.16%	1.52%	1.57%	1.75%	2.35%	1.17%	0.95%	1.40%	1.30%	2.00%	2.07%
Long-term debt, Stated minimum interest rates percentage											0.0020	0.0020															0.0001	0.0003
Long-term debt, Stated maximum interest rates percentage											0.0450	0.0450															0.0777	0.0909
Unsecured Syndicated loans																													¥ 162,500	$ 1,000
Maturity terms of unsecured syndicated loans																													Three, five and seven years
Redemption of syndicated loan																													80,000
Call money collateral	53,737	48,785	0	38,785	43,737	0	0	10,000	10,000	0
Securities investments pledged as collateral for secured call money	10,651
Marketable securities pledged as collateral for cash settlements, variation margins of futures markets and certain other purposes	131,932
Maturity terms of unsecured long-term bank loan in years	3 years
Unused committed lines of credit	782,616
Period up to which company can borrow under committed lines of credit	180 days
Commercial paper programs	¥ 1,082,050
Period up to which company can issue Commercial paper programs	not excess of 270 days